- Weighted Average Assumptions Used for Benefit Obligations (Details)	4 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2011
Postemployment Benefits [Abstract]
Discount rate	8.00%	8.25%
Rate of compensation increase	4.50%	4.50%